CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	€ (108,495)	€ (465,362)	€ 9,350
Depreciation and amortization	87,900	116,318	113,581
Net financial costs	24,618	23,964	31,849
Other non-cash items	(17,585)	18,480	2,939
Capital reorganization non-cash items	0	199,502	0
Net other financial costs	(1,804)	(2,305)	(4,772)
Income tax paid	(3,495)	(5,482)	(28,100)
Interest paid	(21,070)	(18,552)	(24,567)
Changes in working capital	(47,067)	19,843	88,980
Capital reorganization cash items	0	10,448	0
Net cash from operating activities	(86,998)	(103,146)	189,260
Cash flows from (used in) investing activities [abstract]
Proceeds from sale of property, plant and equipment	5	0	0
Purchase of tangible assets	(2,259)	(1,487)	(5,550)
Purchase of intangible assets	(1,748)	(3,069)	(7,465)
Payments for capitalized intangible assets	(17,094)	(16,670)	(24,716)
Acquisition of subsidiaries net of cash acquired	(2,992)	(52,526)	0
Acquisitions of non-current financial assets	(7,637)	(1,016)	(7,856)
Proceeds from non-current financial assets	688	2,169	2,867
Net cash used in investing activities	(31,037)	(72,599)	(42,720)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of share capital	0	58,721	0
Acquisition of shares and NC-PECs issued by subsidiaries	0	0	(2,096)
Acquisition of treasury shares	(10)	0	0
Payment for exercise of GB's leaver call option	(359)	0	0
Proceeds from loans and borrowings	0	630,000	0
Repayment of loans and borrowings	0	(630,000)	0
Financing fee	0	(8,417)	0
Principal elements of lease payments	(13,375)	(15,031)	(15,266)
Proceeds from revolving credit facilities	0	177,991	0
Repayment of revolving credit facilities	0	(78,996)	0
Dividends paid to non-controlling interests	(623)	(155)	(4,846)
Net cash from financing activities	(14,367)	134,113	(22,208)
Net foreign exchange difference	578	(840)	(1,198)
Net increase (decrease) in cash and cash equivalents	(131,824)	(42,472)	123,134
Cash and cash equivalents at beginning of year	182,783	226,139	104,072
Cash and cash equivalents at end of year	51,690	182,783	226,139
Supplemental Cash Flow Information [Abstract]
Net change in bank overdraft facilities	€ 731	€ (884)	€ (1,067)